Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest

The following tables show the movements in noncontrolling interest for the years ended December 31, 2015 and December 31, 2014:

Year ended December 31, 2015 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2015	21	49	70
Distributions to noncontrolling interest	(1)	(4)	(5)
Net income attributable to noncontrolling interest	3	7	10

Noncontrolling interest – December 31, 2015	23	52	75

Year ended December 31, 2014 (millions of Canadian dollars)	Temporary Equity	Equity	Total
Noncontrolling interest – January 1, 2014	—	—	—
Amount contributed by noncontrolling interest	22	50	72
Net income (loss) attributable to noncontrolling interest	(1)	(1)	(2)

Noncontrolling interest – December 31, 2014	21	49	70